Government and Other Grants	12 Months Ended
Dec. 31, 2021
Government And Other Grants [Abstract]
Government and Other Grants
21. GOVERNMENT AND OTHER GRANTS
The Group has received grants from government and private entities. These include grants in respect of research and development activities, expansion of manufacturing capabilities and deployment of the Group’s products in certain geographical markets.
The Group has recorded $8,602, $1,473 and $75 as a reduction in research and development expenses in 2021, 2020, and 2019 respectively, to reflect the usage of grant funds and research and development tax expenditures. The Group had liabilities of $38,941 and $44,037 as of December 31, 2021 and 2020, respectively, for these unspent grant funds.
As of December 31, 2021 the Group had $26,211 (2020: $10,000) related to a grant for manufacturing equipment. The Group will recognize the grant over the useful life of the equipment. In 2021, the Group reduced manufacturing expenses by $3,784 (2020: $nil, 2019: $nil).